Risk Management - Disclosure of contractual maturity of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 189,686	£ 202,142	£ 169,085
Cash collateral and settlement balances	103,708	107,862
Loans and advances at amortised cost to banks and customers	146,201	155,204
Debt securities at amortised cost	39,046	27,303
Reverse repurchase agreements and other similar secured lending	1,103	725
Trading portfolio assets	174,566	133,771
Financial assets at fair value through the income statement	204,236	211,128
Derivative financial instruments	256,111	302,976
Financial assets at fair value through other comprehensive income	51,423	45,084
Other financial assets	2,067	1,503
Total financial assets	1,168,147	1,187,698
Other assets	17,019	15,839
Total assets	1,185,166	1,203,537	1,061,800
Liabilities
Deposits at amortised cost from bank and customers	301,798	291,579
Cash collateral and settlement balances	92,988	96,811
Repurchase agreements and other similar secured borrowing	28,554	11,965
Debt securities in issue	45,653	60,012
Subordinated liabilities	35,903	38,253	32,185
Trading portfolio liabilities	57,761	72,460
Financial liabilities designated at fair value	298,573	272,055
Derivative financial instruments	249,880	289,206
Other financial liabilities	6,288	7,806
Total financial liabilities	1,117,398	1,140,147
Other liabilities	7,264	4,437
Total liabilities	1,124,662	1,144,584	£ 1,005,500
Not more than one month
Assets
Cash and balances at central banks	189,686	202,142
Cash collateral and settlement balances	56,656	57,560
Loans and advances at amortised cost to banks and customers	21,083	21,826
Debt securities at amortised cost	3	0
Reverse repurchase agreements and other similar secured lending	204	391
Trading portfolio assets	174,566	133,771
Financial assets at fair value through the income statement	156,958	158,659
Derivative financial instruments	255,229	302,687
Financial assets at fair value through other comprehensive income	1,278	1,318
Other financial assets	1,878	1,311
Total financial assets	857,541	879,665
Liabilities
Deposits at amortised cost from bank and customers	224,720	229,256
Cash collateral and settlement balances	64,130	68,813
Repurchase agreements and other similar secured borrowing	13,430	9,834
Debt securities in issue	2,563	3,682
Subordinated liabilities	257	0
Trading portfolio liabilities	57,761	72,460
Financial liabilities designated at fair value	181,214	171,523
Derivative financial instruments	249,404	288,403
Other financial liabilities	6,014	7,213
Total financial liabilities	799,493	851,184
Over one month but not more than three months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	47,052	50,302
Loans and advances at amortised cost to banks and customers	5,462	5,593
Debt securities at amortised cost	4,781	0
Reverse repurchase agreements and other similar secured lending	1	333
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	17,758	21,028
Derivative financial instruments	100	69
Financial assets at fair value through other comprehensive income	1,675	2,081
Other financial assets	18	36
Total financial assets	76,847	79,442
Liabilities
Deposits at amortised cost from bank and customers	31,711	29,456
Cash collateral and settlement balances	28,858	27,998
Repurchase agreements and other similar secured borrowing	12,433	0
Debt securities in issue	17,004	23,454
Subordinated liabilities	121	17
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	31,970	26,481
Derivative financial instruments	21	10
Other financial liabilities	5	19
Total financial liabilities	122,123	107,435
Over three months but not more than six months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost to banks and customers	8,269	7,606
Debt securities at amortised cost	300	0
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	6,213	7,003
Derivative financial instruments	0	19
Financial assets at fair value through other comprehensive income	283	2,871
Other financial assets	152	112
Total financial assets	15,217	17,611
Liabilities
Deposits at amortised cost from bank and customers	20,530	18,918
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	1,307	0
Debt securities in issue	9,683	12,516
Subordinated liabilities	266	240
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	13,867	14,352
Derivative financial instruments	0	58
Other financial liabilities	12	17
Total financial liabilities	45,665	46,101
Over six months but not more than one year
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost to banks and customers	15,124	15,574
Debt securities at amortised cost	3,910	1,769
Reverse repurchase agreements and other similar secured lending	34	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	5,900	6,878
Derivative financial instruments	0	4
Financial assets at fair value through other comprehensive income	4,419	715
Other financial assets	8	43
Total financial assets	29,395	24,983
Liabilities
Deposits at amortised cost from bank and customers	20,106	10,809
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	696	943
Debt securities in issue	7,286	10,059
Subordinated liabilities	204	2,079
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	14,579	9,104
Derivative financial instruments	0	4
Other financial liabilities	24	35
Total financial liabilities	42,895	33,033
Over one year but not more than three years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost to banks and customers	42,178	44,122
Debt securities at amortised cost	11,033	8,650
Reverse repurchase agreements and other similar secured lending	862	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	11,000	10,922
Derivative financial instruments	275	174
Financial assets at fair value through other comprehensive income	7,578	11,645
Other financial assets	11	0
Total financial assets	72,937	75,513
Liabilities
Deposits at amortised cost from bank and customers	2,546	1,284
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	609	1,105
Debt securities in issue	2,405	4,769
Subordinated liabilities	11,232	9,151
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	23,460	24,539
Derivative financial instruments	28	222
Other financial liabilities	87	223
Total financial liabilities	40,367	41,293
Over three years but not more than five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost to banks and customers	26,186	30,171
Debt securities at amortised cost	8,527	9,327
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	3,456	2,909
Derivative financial instruments	280	0
Financial assets at fair value through other comprehensive income	10,765	11,493
Other financial assets	0	1
Total financial assets	49,214	53,901
Liabilities
Deposits at amortised cost from bank and customers	1,337	621
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	800	1,501
Subordinated liabilities	7,151	9,001
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	13,994	8,528
Derivative financial instruments	55	112
Other financial liabilities	66	117
Total financial liabilities	23,403	19,880
Over five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost to banks and customers	27,899	30,312
Debt securities at amortised cost	10,492	7,557
Reverse repurchase agreements and other similar secured lending	2	1
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,951	3,729
Derivative financial instruments	227	23
Financial assets at fair value through other comprehensive income	25,425	14,961
Other financial assets	0	0
Total financial assets	66,996	56,583
Liabilities
Deposits at amortised cost from bank and customers	848	1,235
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	79	83
Debt securities in issue	5,912	4,031
Subordinated liabilities	16,672	17,765
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	19,489	17,528
Derivative financial instruments	372	397
Other financial liabilities	80	182
Total financial liabilities	£ 43,452	£ 41,221